Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Restated [Member]	Dec. 31, 2010 Restated [Member]	Dec. 31, 2011 Adjustments [Member]	Dec. 31, 2010 Adjustments [Member]	Dec. 31, 2011 Issued [Member]	Dec. 31, 2010 Issued [Member]
Advertising	$ 2,599,691	$ 1,272,969	$ 6,576,531	$ 3,468,202	$ 5,241,585	$ 6,240,347	$ (4,000,156)	$ (844,608)	$ 9,241,741	$ 7,084,955